Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 36-4007085 001 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Fair Value Measurements at December 31, 2025
	Quoted Prices In	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments:
Mutual funds	$63,121,349	$-	$-	$63,121,349
Company common stock	5,489,532	-	-	5,489,532
Self-directed brokerage accounts	8,649,629	-	-	8,649,629
Money market deposit account	-	165,310	-	165,310
	$77,260,510	$165,310	$-	$77,425,820

Collective investment trusts*				218,387,629
Stable value fund *				1,423,523

Total investments				$297,236,972
	Fair Value Measurements at December 31, 2024
	Quoted Prices In	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments:
Mutual funds	$53,180,315	$-	$-	$53,180,315
Company common stock	6,357,464	-	-	6,357,464
Self-directed brokerage accounts	7,199,429	-	-	7,199,429
Money market deposit account	-	200,914	-	200,914
	$66,737,208	$200,914	$-	$66,938,122

Collective investment trust*				194,262,839
Stable value fund *				1,315,195

Total investments				$262,516,156